Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	Other
Document Period End Date	dei_DocumentPeriodEndDate	Dec. 31, 2010
Registrant Name	dei_EntityRegistrantName	ING PARTNERS INC
Central Index Key	dei_EntityCentralIndexKey	0001039001
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Jan. 23, 2012
Document Effective Date	dei_DocumentEffectiveDate	Jan. 23, 2012
Prospectus Date	rr_ProspectusDate	Apr. 29, 2011